Cover	Jan. 21, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jan. 21, 2026
Registrant Name	ELME COMMUNITIES
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	7550 WISCONSIN AVE
Entity Address, Address Line Two	SUITE 900
Entity Address, City or Town	BETHESDA
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20814
City Area Code	202
Local Phone Number	774-3200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Shares of Beneficial Interest
Entity Emerging Growth Company	false
Central Index Key	0000104894
Trading Symbol	ELME
Entity File Number	001-06622
Entity Tax Identification Number	53-0261100
Amendment Flag	false
Security Exchange Name	NYSE